Financial instruments at fair value (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair value of assets
	March 31, 2015				March 31, 2016
$ in thousands
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Forward contracts (1)	-	(196)	-	(196)	-	(160)	-	(160)
Investment product (2)	-	-	391	391	-	-	-	-
Equity investment (3)	-	-	-	-	144	-	-	144